SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

1540 Broadway, Suite 1610
New York, NY	10036
(Address of principle executive offices)	(Zip code)

Registrant's telephone number, including area code: 212-593-4383

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments - BioShares Biotechnology Clinical Trials Fund

July 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Health Care - 99.9%
Acceleron Pharma, Inc.*	6,910	$234,387
Achillion Pharmaceuticals, Inc.*(1)	26,915	222,856
Adaptimmune Therapeutics PLC*(1)(2)	26,974	219,029
Aduro Biotech, Inc.*	21,010	308,427
Advaxis, Inc.*	30,885	257,581
Agenus, Inc.*	63,191	350,710
Agios Pharmaceuticals, Inc.*(1)	5,068	229,226
Aimmune Therapeutics, Inc.*(1)	19,501	233,817
Akebia Therapeutics, Inc.*(1)	29,590	264,830
Alder Biopharmaceuticals, Inc.*(1)	8,582	275,482
Alnylam Pharmaceuticals, Inc.*	4,078	277,630
Amicus Therapeutics, Inc.*(1)	40,705	273,538
Applied Genetic Technologies Corp.*	16,223	243,832
Array BioPharma, Inc.*	75,100	280,874
Arrowhead Pharmaceuticals, Inc.*(1)	43,272	257,901
Atara Biotherapeutics, Inc.*	12,651	303,624
Avexis, Inc.*(1)	5,869	220,850
Axovant Sciences Ltd.*	19,065	282,162
BeiGene Ltd. (Canada)*(2)	8,344	218,947
Bellicum Pharmaceuticals, Inc.*(1)	20,302	322,396
BioCryst Pharmaceuticals, Inc.*(1)	84,907	307,363
Bluebird Bio, Inc.*(1)	6,165	352,515
Blueprint Medicines Corp.*(1)	13,046	288,447
Celldex Therapeutics, Inc.*(1)	59,537	275,061
Cempra, Inc.*(1)	13,284	238,713
Clovis Oncology, Inc.*(1)	17,865	255,112
Concert Pharmaceuticals, Inc.*	20,939	240,589
Cytokinetics, Inc.*(1)	29,379	326,694
Dynavax Technologies Corp.*(1)	17,302	266,970
Epizyme, Inc.*(1)	21,750	225,330
Esperion Therapeutics, Inc.*(1)	15,540	168,764
FibroGen, Inc.*	14,866	284,387
Five Prime Therapeutics, Inc.*	5,837	295,878
Geron Corp.*(1)	91,851	246,161
Global Blood Therapeutics, Inc.*	11,710	209,375
Ignyta, Inc.*	44,599	245,740
ImmunoGen, Inc.*(1)	70,796	196,813
Immunomedics, Inc.*(1)	81,010	214,676
Inovio Pharmaceuticals, Inc.*(1)	24,058	237,693
Insmed, Inc.*	24,536	280,937
Intra-Cellular Therapies, Inc.*(1)	6,443	262,874
Juno Therapeutics, Inc.*(1)	6,017	186,106
Karyopharm Therapeutics, Inc.*	30,617	225,953
Kite Pharma, Inc.*(1)	4,889	276,864
La Jolla Pharmaceutical Co.*(1)	14,291	242,947
Lexicon Pharmaceuticals, Inc.*(1)	17,649	288,032
Lion Biotechnologies, Inc.*	32,726	289,298
Loxo Oncology, Inc.*	10,231	263,141
MacroGenics, Inc.*	9,762	298,620
Minerva Neurosciences, Inc.*(1)	25,630	284,493
NantKwest, Inc.*	37,895	258,823
Neurocrine Biosciences, Inc.*	5,324	267,425
NewLink Genetics Corp.*(1)	24,463	258,819
Novavax, Inc.*(1)	37,550	274,866
OncoMed Pharmaceuticals, Inc.*(1)	20,269	245,863
Ophthotech Corp.*	4,702	302,056
Portola Pharmaceuticals, Inc.*	9,735	252,721
Prothena Corp. PLC (Ireland)*(1)	5,509	303,270
PTC Therapeutics, Inc.*(1)	34,849	208,049

Security Description	Shares	Value
Common Stocks (continued)
Puma Biotechnology, Inc.*	7,666	$382,457
Radius Health, Inc.*(1)	6,986	329,180
Regulus Therapeutics, Inc.*(1)	46,269	165,180
Sage Therapeutics, Inc.*(1)	8,774	393,602
Sangamo BioSciences, Inc.*(1)	41,249	261,106
Sarepta Therapeutics, Inc.*(1)	12,949	327,351
Seres Therapeutics, Inc.*	8,098	88,592
Sorrento Therapeutics, Inc.*(1)	40,438	254,355
Spark Therapeutics, Inc.*	5,281	305,981
Synergy Pharmaceuticals, Inc.*	68,254	278,476
TG Therapeutics, Inc.*(1)	35,297	208,605
Trevena, Inc.*	38,367	240,561
Ultragenyx Pharmaceutical, Inc.*(1)	4,050	256,284
uniQure N.V. (Netherlands)*	26,511	192,735
Vitae Pharmaceuticals, Inc.*	24,463	260,531
Xencor, Inc.*	17,649	334,272
ZIOPHARM Oncology, Inc.*(1)	40,175	195,251
Total Common Stocks
(Cost $26,647,115)		19,900,056
Securities Lending Collateral - 30.0%
Money Market Fund - 30.0%
Dreyfus Government Cash Management Fund 0.24%(3)(4)
(Cost $5,975,281)	5,975,281	5,975,281
TOTAL INVESTMENTS - 129.9%
(Cost $32,622,396)		25,875,337
Liabilities in Excess of Other Assets - (29.9)%		(5,950,191)
Net Assets - 100.0%		$19,925,146

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,766,779; total market value of collateral held by the Fund was $5,975,281.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of July 31, 2016.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - BioShares Biotechnology Products Fund

July 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.7%
Health Care - 99.7%
ACADIA Pharmaceuticals, Inc.*(1)	12,950	$479,668
Acorda Therapeutics, Inc.*	19,718	498,471
Alexion Pharmaceuticals, Inc.*	3,870	497,682
Amgen, Inc.	3,319	570,968
Arena Pharmaceuticals, Inc.*	259,054	432,620
ARIAD Pharmaceuticals, Inc.*(1)	61,694	586,710
Biogen, Inc.*	2,101	609,143
BioMarin Pharmaceutical, Inc.*	6,264	622,767
Celgene Corp.*	5,026	563,867
Enanta Pharmaceuticals, Inc.*(1)	21,735	488,820
Exelixis, Inc.*(1)	69,269	635,889
Gilead Sciences, Inc.	6,076	482,860
Halozyme Therapeutics, Inc.*(1)	57,179	568,359
Incyte Corp.*	6,364	574,097
Intercept Pharmaceuticals, Inc.*(1)	3,570	617,717
Ionis Pharmaceuticals, Inc.*(1)	22,718	663,138
Ironwood Pharmaceuticals, Inc.*	39,451	557,443
Keryx Biopharmaceuticals, Inc.*(1)	86,352	635,551
Ligand Pharmaceuticals, Inc.*(1)	4,391	592,258
Medicines Co. (The)*(1)	13,922	544,489
Medivation, Inc.*	8,453	540,908
Merrimack Pharmaceuticals, Inc.*	81,631	473,460
Momenta Pharmaceuticals, Inc.*	44,933	505,946
Nektar Therapeutics*	33,737	583,313
Omeros Corp.*(1)	45,620	536,491
PDL BioPharma, Inc.	162,219	571,011
Progenics Pharmaceuticals, Inc.*(1)	110,380	645,723
Raptor Pharmaceutical Corp.*	92,994	547,735
Regeneron Pharmaceuticals, Inc.*	1,386	589,216
Relypsa, Inc.*	26,281	839,415
Retrophin, Inc.*(1)	30,661	549,752
Seattle Genetics, Inc.*(1)	13,056	627,471
TESARO, Inc.*(1)	12,297	1,146,572
Theravance Biopharma, Inc. (Cayman Islands)*(1)	22,697	579,001
United Therapeutics Corp.*	4,734	572,861
Vanda Pharmaceuticals, Inc.*	46,926	534,956
Vertex Pharmaceuticals, Inc.*	5,557	539,029
Total Common Stocks
(Cost $22,671,977)		21,605,377
Securities Lending Collateral - 24.5%
Money Market Fund - 24.5%
Dreyfus Government Cash Management Fund 0.24%(2)(3)
(Cost $5,306,082)	5,306,082	5,306,082
TOTAL INVESTMENTS - 124.2%
(Cost $27,978,059)		26,911,459
Liabilities in Excess of Other Assets - (24.2)%		(5,250,571)
Net Assets - 100.0%		$21,660,888

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,660,257; total market value of collateral held by the Fund was $5,811,139. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $505,057.
(2)	The rate shown reflects the seven day yield as of July 31, 2016.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management Multi-Strategy Income ETF

July 31, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 66.8%
Equity Funds - 41.8%
Alerian MLP ETF	43,097	$552,935
ALPS Sector Dividend Dogs ETF	18,000	754,020
iShares Select Dividend ETF	18,907	1,644,720
iShares U.S. Real Estate ETF	16,201	1,383,079
SPDR S&P 500 ETF Trust	27,856	6,048,931
Utilities Select Sector SPDR Fund	20,803	1,084,252
Total Equity Funds		11,467,937
Debt Funds - 25.0%
iShares 20+ Year Treasury Bond ETF	9,754	1,380,776
iShares iBoxx $ High Yield Corporate Bond ETF	16,048	1,370,660
iShares JPMorgan USD Emerging Markets Bond ETF	11,823	1,373,714
iShares U.S. Preferred Stock ETF	34,190	1,376,831
ProShares Short 20+ Year Treasury*	66,059	1,358,834
Total Debt Funds		6,860,815
TOTAL INVESTMENTS - 66.8%
(Cost $18,182,996)		18,328,752
Other Assets in Excess of Liabilities - 33.2%		9,089,215
Net Assets - 100.0%		$27,417,967

*	Non-income producing security.

See Notes to the Schedules of Investments

Schedule of Investments - Tuttle Tactical Management U.S. Core ETF

July 31, 2016 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 81.7%
Equity Funds - 59.6%
Energy Select Sector SPDR Fund	29,867	$2,013,036
iPath S&P 500 VIX Short-Term Futures ETN*	48,677	495,532
iShares Nasdaq Biotechnology ETF	7,460	2,159,222
iShares Russell 2000 ETF	39,584	4,793,227
iShares Select Dividend ETF	47,338	4,117,933
iShares U.S. Real Estate ETF	24,303	2,074,747
Powershares QQQ Trust Series 1	25,132	2,895,960
SPDR S&P 500 ETF Trust	71,312	15,485,401
SPDR S&P Metals & Mining ETF	39,938	1,159,001
Utilities Select Sector SPDR Fund	53,686	2,798,114
VanEck Vectors Gold Miners ETF	57,593	1,761,770
VelocityShares Daily Inverse VIX Short Term ETN*	34,238	1,153,478
Total Equity Funds		40,907,421
Debt Fund - 22.1%
iShares Short Treasury Bond ETF	137,686	15,203,288
TOTAL INVESTMENTS - 81.7%
(Cost $55,422,767)		56,110,709
Other Assets in Excess of Liabilities - 18.3%		12,534,489
Net Assets - 100.0%		$68,645,198

*	Non-income producing security.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF

July 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 44.6%
Consumer Discretionary – 8.2%
Aramark Services, Inc., 4.75%, 06/01/26(1)	$210,000	$212,625
Argos Merger Sub, Inc., 7.13%, 03/15/23(1)	600,000	628,500
Beazer Homes USA, Inc., 5.75%, 06/15/19	185,000	181,531
Boyd Gaming Corp., 6.88%, 05/15/23	600,000	645,750
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	300,000	299,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26(1)	285,000	298,181
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	750,000	746,250
Dana Financing Luxembourg Sarl, 6.50%, 06/01/26(1)	110,000	113,025
Dish DBS Corp., 5.00%, 03/15/23	580,000	548,100
Dish DBS Corp., 7.75%, 07/01/26(1)	35,000	36,378
Hanesbrands, Inc., 4.63%, 05/15/24(1)	145,000	149,350
Hanesbrands, Inc., 4.88%, 05/15/26(1)	295,000	303,112
iHeartCommunications, Inc., 9.00%, 12/15/19	270,000	218,276
Landry's, Inc., 9.38%, 05/01/20(1)	470,000	495,262
Lennar Corp., 4.50%, 06/15/19	450,000	473,625
Lennar Corp., 4.88%, 12/15/23	145,000	150,438
M/I Homes, Inc., 6.75%, 01/15/21	290,000	300,150
MDC Holdings, Inc., 5.50%, 01/15/24	640,000	660,800
MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer, Inc., 5.63%, 05/01/24(1)	180,000	193,230
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	270,000	291,263
Newell Brands, Inc., 3.85%, 04/01/23	40,000	42,809
Newell Brands, Inc., 5.00%, 11/15/23(1)	180,000	191,162
Newell Brands, Inc., 4.20%, 04/01/26	55,000	60,159
Penn National Gaming, Inc., 5.88%, 11/01/21	450,000	469,688
Pultegroup, Inc., 4.25%, 03/01/21	445,000	462,244
Pultegroup, Inc., 5.50%, 03/01/26	450,000	471,537
QVC, Inc., 5.13%, 07/02/22	600,000	646,847
RCN Telecom Services LLC / RCN Capital Corp., 8.50%, 08/15/20(1)	500,000	525,625
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	305,000	329,400
Scientific Games International, Inc., 7.00%, 01/01/22(1)	255,000	266,475
Signet UK Finance PLC, 4.70%, 06/15/24	500,000	503,281
Sirius XM Radio, Inc., 5.38%, 07/15/26(1)	550,000	562,034
SIX Flags Entertainment Corp., 4.88%, 07/31/24(1)	290,000	291,450
Station Casinos LLC, 7.50%, 03/01/21	325,000	344,175
Tenneco, Inc., 5.00%, 07/15/26	360,000	369,000
Toll Brothers Finance Corp., 5.88%, 02/15/22	600,000	655,500
Toll Brothers Finance Corp., 4.88%, 11/15/25	400,000	410,000
TRI Pointe Holdings, Inc., 4.38%, 06/15/19	150,000	154,500
TRI Pointe Holdings, Inc., 5.88%, 06/15/24	600,000	621,000
Total Consumer Discretionary		14,321,982
Consumer Staples – 1.9%
Constellation Brands, Inc., 4.75%, 12/01/25	140,000	152,775
Dole Food Co., Inc., 7.25%, 05/01/19(1)	500,000	505,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 01/15/24(1)	85,000	90,737

Investments	Principal	Value
CORPORATE BONDS (continued) Consumer Staples (continued)
Post Holdings, Inc., 5.00%, 08/15/26(1)	$365,000	$364,772
Rite Aid Corp., 6.13%, 04/01/23(1)	600,000	639,000
Safeway, Inc., 7.25%, 02/01/31	465,000	458,258
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	500,000	437,500
US Foods, Inc., 5.88%, 06/15/24(1)	75,000	78,750
Whole Foods Market, Inc., 5.20%, 12/03/25(1)	506,667	549,099
Total Consumer Staples		3,275,891
Energy – 4.2%
Anadarko Petroleum Corp., 6.60%, 03/15/46	195,000	225,463
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	950,000	904,875
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24(1)	260,000	272,675
Continental Resources, Inc., 5.00%, 09/15/22	380,000	357,200
Continental Resources, Inc., 4.50%, 04/15/23	230,000	209,300
Enbridge Energy Partners LP, 4.38%, 10/15/20	80,000	83,499
Enlink Midstream Partners LP, 4.85%, 07/15/26	75,000	73,043
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 08/01/24(1)	50,000	50,750
Kinder Morgan, Inc., 5.63%, 11/15/23(1)	600,000	656,989
Laredo Petroleum, Inc., 5.63%, 01/15/22	270,000	245,700
Newfield Exploration Co., 5.75%, 01/30/22	440,000	440,000
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 06/01/24(1)	95,000	95,831
QEP Resources, Inc., 5.25%, 05/01/23	595,000	563,762
Range Resources Corp., 5.00%, 03/15/23	515,000	476,375
Regency Energy Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	530,000	558,996
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	270,767
Sunoco LP / Sunoco Finance Corp., 6.38%, 04/01/23(1)	1,075,000	1,099,188
Transocean, Inc., 9.00%, 07/15/23(1)	130,000	122,200
Transocean, Inc., 6.80%, 03/15/38	630,000	374,850
Whiting Petroleum Corp., 5.75%, 03/15/21	210,000	176,925
Total Energy		7,258,388
Financials – 12.1%
Air Lease Corp., 2.63%, 09/04/18	400,000	404,685
Aircastle Ltd., 5.00%, 04/01/23	625,000	657,062
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	215,000	225,199
Ally Financial, Inc., 3.25%, 11/05/18	620,000	628,525
Ally Financial, Inc., 4.25%, 04/15/21	535,000	547,706
Ally Financial, Inc., 5.75%, 11/20/25	535,000	559,075
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	80,000	83,280
Aviation Capital Group Corp., 2.88%, 09/17/18(1)	190,000	193,087
Aviation Capital Group Corp., 2.88%, 09/17/18	455,000	462,394
Bank of America Corp., Series G, 4.45%, 03/03/26	710,000	764,005
Bank of New York Mellon Corp. (The), Series E, 4.95%, perpetual (2)	525,000	536,156

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued) Financials (continued)
Berkshire Hathaway, Inc., 2.20%, 03/15/21	$45,000	$46,623
Berkshire Hathaway, Inc., 2.75%, 03/15/23	70,000	73,114
Berkshire Hathaway, Inc., 3.13%, 03/15/26	175,000	186,488
Capital One Financial Corp., 4.20%, 10/29/25	460,000	480,520
Capital One Financial Corp., 3.75%, 07/28/26	350,000	353,078
Citigroup, Inc., Series T, 6.25%, perpetual (2)	710,000	765,913
Citigroup, Inc., 4.60%, 03/09/26	730,000	786,580
Compass Bank, 3.88%, 04/10/25	500,000	483,411
Corrections Corp. of America, 5.00%, 10/15/22	405,000	425,756
Digital Realty Trust LP, 3.40%, 10/01/20	645,000	672,183
First Horizon National Corp., 3.50%, 12/15/20	610,000	619,445
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	200,000	205,560
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	750,000	779,754
Ford Motor Credit Co. LLC, Series G, 4.39%, 01/08/26	200,000	220,349
General Motors Financial Co., Inc., 3.45%, 04/10/22	650,000	663,915
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	525,000	555,738
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	375,000	360,000
JPMorgan Chase & Co., Series V, 5.00%, perpetual (2)	305,000	302,331
Kilroy Realty LP, 4.38%, 10/01/25	500,000	545,651
Kimco Realty Corp., 3.40%, 11/01/22	395,000	416,311
Morgan Stanley, Series G, 4.35%, 09/08/26	685,000	730,742
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	205,000	224,475
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 08/01/26	30,000	31,613
National Retail Properties, Inc., 4.00%, 11/15/25	185,000	198,552
OM Asset Management PLC, 4.80%, 07/27/26	625,000	625,713
Prudential Financial, Inc., 5.63%, 06/15/43(3)	450,000	482,400
Sabra Health Care LP / Sabra Capital Corp., 5.50%, 02/01/21	355,000	370,975
Santander Holdings USA, Inc., 2.70%, 05/24/19	525,000	529,061
SBA Tower Trust, 3.16%, 10/15/20(1)	375,000	383,719
Select Income REIT, 4.15%, 02/01/22	540,000	544,365
Sovran Acquisition LP, 3.50%, 07/01/26	220,000	223,151
Springleaf Finance Corp., 5.25%, 12/15/19	60,000	58,425
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54(1)(3)	550,000	557,744
Trinity Acquisition PLC, 3.50%, 09/15/21	90,000	94,468
Trinity Acquisition PLC, 4.40%, 03/15/26	265,000	279,925
Ventas Realty LP, 4.13%, 01/15/26	450,000	487,060
Wells Fargo & Co., Series K, 7.98%, 03/29/49(2)(3)	500,000	531,250
Welltower, Inc., 4.25%, 04/01/26	600,000	652,277
Total Financials		21,009,809
Health Care – 5.5%
AbbVie, Inc., 2.85%, 05/14/23	175,000	178,922

Investments	Principal	Value
CORPORATE BONDS (continued) Health Care (continued)
AbbVie, Inc., 3.60%, 05/14/25	$500,000	$531,199
AbbVie, Inc., 4.45%, 05/14/46	345,000	368,502
Aetna, Inc., 4.25%, 06/15/36	170,000	176,580
Aetna, Inc., 4.38%, 06/15/46	170,000	177,680
Capsugel SA, 7.00%, 05/15/19(1)(4)	351,000	355,388
Centene Escrow Corp., 5.63%, 02/15/21	370,000	391,737
CHS / Community Health Systems, Inc., 5.13%, 08/15/18	91,000	92,090
CHS / Community Health Systems, Inc., 5.13%, 08/01/21	450,000	450,000
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	394,596
Express Scripts Holding Co., 3.30%, 02/25/21	90,000	95,170
HCA, Inc., 6.50%, 02/15/20	700,000	772,625
HCA, Inc., 5.25%, 06/15/26	295,000	313,437
InVentiv Health, Inc., 9.00%, 01/15/18(1)	150,000	155,250
LifePoint Health, Inc., 5.38%, 05/01/24(1)	100,000	102,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23(1)	400,000	386,000
MEDNAX, Inc., 5.25%, 12/01/23(1)	370,000	386,650
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	35,000	37,428
Mylan NV, 3.15%, 06/15/21(1)	160,000	165,196
Owens & Minor, Inc., 3.88%, 09/15/21	625,000	648,980
Quintiles Transnational Corp., 4.88%, 05/15/23(1)	200,000	205,524
Quorum Health Corp., 11.63%, 04/15/23(1)	245,000	249,900
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	288,225
Team Health, Inc., 7.25%, 12/15/23(1)	40,000	43,700
Teleflex, Inc., 4.88%, 06/01/26	465,000	476,625
Tenet Healthcare Corp., 4.50%, 04/01/21	750,000	757,500
Tenet Healthcare Corp., 8.13%, 04/01/22	330,000	342,375
Universal Health Services, Inc., 4.75%, 08/01/22(1)	110,000	113,575
Universal Health Services, Inc., 5.00%, 06/01/26(1)	200,000	206,500
Valeant Pharmaceuticals International, Inc., 6.75%, 08/15/18(1)	550,000	545,875
Valeant Pharmaceuticals International, Inc., 5.38%, 03/15/20(1)	100,000	89,688
Zoetis, Inc., 3.45%, 11/13/20	100,000	104,581
Total Health Care		9,603,998
Industrials – 4.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	375,000	390,000
ADT Corp. (The), 6.25%, 10/15/21	530,000	581,012
Builders FirstSource, Inc., 10.75%, 08/15/23(1)	200,000	223,000
Cloud Crane LLC, 10.13%, 08/01/24(1)	120,000	123,900
Harland Clarke Holdings Corp., 6.88%, 03/01/20(1)	370,000	357,512
Hawaiian Airlines Pass-Through Certificates, Class B, Series 2013-1, 4.95%, 01/15/22	1,025,020	985,300
HD Supply, Inc., 5.25%, 12/15/21(1)	700,000	743,750
Masco Corp., 5.95%, 03/15/22	600,000	684,750
Masco Corp., 4.38%, 04/01/26	375,000	401,250

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued) Industrials (continued)
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	$350,000	$385,000
Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.50%, 06/15/19	70,000	70,841
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.38%, 02/01/22(1)	500,000	510,780
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23(1)	300,000	321,000
Standard Industries, Inc., 5.13%, 02/15/21(1)	25,000	26,250
Standard Industries, Inc., 5.50%, 02/15/23(1)	135,000	141,413
TransDigm, Inc., 6.00%, 07/15/22	600,000	622,212
UAL Pass-Through Trust, Series 2007-1, 6.64%, 07/02/22	467,040	500,317
Total Industrials		7,068,287
Information Technology – 3.4%
Apple, Inc., 4.65%, 02/23/46	320,000	366,099
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.88%, 06/15/21(1)	40,000	41,836
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.45%, 06/15/23(1)	155,000	164,396
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.13%, 06/15/24(1)	75,000	80,795
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 06/15/26(1)	175,000	187,825
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.10%, 07/15/36(1)	170,000	194,208
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.35%, 07/15/46(1)	140,000	160,357
Fidelity National Information Services, Inc., 3.63%, 10/15/20	210,000	223,022
Fidelity National Information Services, Inc., 4.50%, 10/15/22	340,000	378,156
First Data Corp., 5.00%, 01/15/24(1)	1,220,000	1,233,725
Flextronics International Ltd., 4.75%, 06/15/25	480,000	508,090
Hewlett Packard Enterprise Co., 2.45%, 10/05/17(1)	135,000	136,677
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(1)	130,000	133,127
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	25,000	26,393
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	135,000	145,040
Infor US, Inc., 6.50%, 05/15/22	265,000	263,675
KLA-Tencor Corp., 4.65%, 11/01/24	300,000	331,478
Oracle Corp., 2.40%, 09/15/23	105,000	106,142
Oracle Corp., 2.65%, 07/15/26	365,000	367,237
Verisk Analytics, Inc., 4.00%, 06/15/25	385,000	408,148
WESCO Distribution, Inc., 5.38%, 06/15/24(1)	155,000	159,650
Western Digital Corp., 10.50%, 04/01/24(1)	235,000	265,256
Total Information Technology		5,881,332
Materials – 1.0%
AK Steel Corp., 7.50%, 07/15/23	290,000	306,675
Aleris International, Inc., 9.50%, 04/01/21(1)	450,000	478,125
Berry Plastics Corp., 6.00%, 10/15/22	500,000	533,125
Freeport-McMoRan, Inc., 3.55%, 03/01/22	295,000	253,700
Freeport-McMoRan, Inc., 3.88%, 03/15/23	190,000	164,359
U.S. Steel Corp., 7.38%, 04/01/20	48,000	48,240

Investments	Principal	Value
CORPORATE BONDS (continued) Materials (continued)
Valvoline, Inc., 5.50%, 07/15/24(1)	$50,000	$52,250
Total Materials		1,836,474
Telecommunication Services – 3.0%
AT&T, Inc., 2.80%, 02/17/21	420,000	434,433
AT&T, Inc., 3.00%, 06/30/22	600,000	623,034
Centurylink, Inc., Series T, 5.80%, 03/15/22	200,000	205,250
Centurylink, Inc., Series Y, 7.50%, 04/01/24	650,000	695,500
Crown Castle International Corp., 4.88%, 04/15/22	160,000	177,582
Crown Castle International Corp., 3.70%, 06/15/26	30,000	31,662
Neptune Finco Corp., 10.13%, 01/15/23(1)	400,000	459,500
Neptune Finco Corp., 6.63%, 10/15/25(1)	200,000	216,000
Qwest Corp., 7.25%, 09/15/25	245,000	267,562
Sprint Communications, Inc., 6.00%, 11/15/22	930,000	802,478
T-Mobile USA, Inc., 6.13%, 01/15/22	500,000	528,438
T-Mobile USA, Inc., 6.50%, 01/15/26	465,000	505,339
West Corp., 4.75%, 07/15/21(1)	260,000	262,600
Total Telecommunication Services		5,209,378
Utilities – 1.2%
Calpine Corp., 5.38%, 01/15/23	365,000	365,912
Dominion Resources, Inc., 2.96%, 07/01/19(5)	45,000	46,242
Exelon Corp., 2.85%, 06/15/20	385,000	400,442
NRG Energy, Inc., 7.25%, 05/15/26(1)	375,000	386,719
NRG Yield Operating LLC, 5.38%, 08/15/24	345,000	354,487
Southern Power Co., 4.15%, 12/01/25	475,000	516,834
Total Utilities		2,070,636
Total Corporate Bonds
(Cost $74,627,947)		77,536,175
FOREIGN BONDS – 19.6%
Consumer Discretionary – 1.5%
Delphi Automotive PLC, 3.15%, 11/19/20 (United Kingdom)	480,000	499,162
Grupo Televisa Sab, 4.63%, 01/30/26 (Mexico)	765,000	850,007
Numericable-SFR SA, 6.00%, 05/15/22 (France)(1)	710,000	694,912
Numericable-SFR SA, 7.38%, 05/01/26 (France)(1)	585,000	585,000
Total Consumer Discretionary		2,629,081
Energy – 2.5%
Alberta Energy Co. Ltd., 8.13%, 09/15/30 (Canada)	305,000	354,996
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	440,000	460,900
EnCana Corp., 3.90%, 11/15/21 (Canada)	395,000	392,397
KazMunayGas National Co. JSC, 6.38%, 04/09/21 (Kazakhstan)(1)	430,000	466,550
Petrobras Global Finance BV, 8.38%, 05/23/21 (Brazil)	280,000	296,730
Petrobras Global Finance BV, 8.75%, 05/23/26 (Brazil)	535,000	557,577
Petroleos Mexicanos, 5.50%, 02/04/19 (Mexico)(1)	170,000	180,200

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued) Energy (continued)
Petroleos Mexicanos, 6.88%, 08/04/26 (Mexico)(1)	$315,000	$354,375
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	196,267
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)	445,000	489,723
YPF SA, 8.50%, 03/23/21 (Argentina)(1)	615,000	661,125
Total Energy		4,410,840
Financials – 3.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.63%, 10/30/20 (Netherlands)	375,000	402,188
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 05/15/21 (Netherlands)	600,000	642,750
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)	890,000	942,579
Banco Nacional de Comercio Exterior SNC, 4.38%, 10/14/25 (Mexico)(1)	400,000	425,000
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)	913,749	927,455
HSBC Holdings PLC, 3.60%, 05/25/23 (United Kingdom)	350,000	362,964
ICICI Bank Ltd. / Dubai, 4.00%, 03/18/26 (India)(1)	335,000	345,890
Manulife Financial Corp., 4.15%, 03/04/26 (Canada)	715,000	776,519
Societe Generale SA, 4.75%, 11/24/25 (France)(1)	765,000	794,228
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.25%, 10/05/20 (Australia)(1)	450,000	469,445
Total Financials		6,089,018
Government – 4.8%
Argentine Republic Government International Bond, 6.88%, 04/22/21 (Argentina)(1)	450,000	485,325
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)(1)	620,000	674,870
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)(1)	885,000	901,373
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)(1)	245,000	261,537
City of Buenos Aires Argentina, 7.50%, 06/01/27 (Argentina)(1)	315,000	328,388
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)	590,000	663,750
Ghana Government International Bond, 10.75%, 10/14/30 (Ghana)	635,000	693,388
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)	890,000	954,525
Mongolia Government International Bond, 10.88%, 04/06/21 (Mongolia)(1)	445,000	496,801
Oman Government International Bond, 4.75%, 06/15/26 (Oman)(1)	880,000	903,021

Investments	Principal	Value
FOREIGN BONDS (continued) Government (continued)
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)	$905,000	$1,000,025
Sri Lanka Government International Bond, 6.85%, 11/03/25 (Sri Lanka)(1)	900,000	951,100
Total Government		8,314,103
Health Care – 0.7%
Concordia International Corp., 7.00%, 04/15/23 (Canada)(1)	115,000	95,450
Fresenius US Finance II, Inc., 4.50%, 01/15/23 (Germany)(1)	145,000	153,881
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23 (Israel)	110,000	112,084
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	435,000	445,501
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46 (Israel)	435,000	449,874
Total Health Care		1,256,790
Industrials – 2.1%
Air Canada Pass Through Trust, Class B, Series 2013-1, 5.38%, 05/15/21 (Canada)(1)	1,615,873	1,642,131
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)	259,319	270,665
Cemex Finance LLC, 6.00%, 04/01/24 (Mexico)(1)	535,000	549,712
Provincia de Buenos Aires / Argentina, 7.88%, 06/15/27 (Argentina)(1)	880,000	913,000
Scf Capital Ltd., 5.38%, 06/16/23 (Russia)(1)	240,000	243,007
Total Industrials		3,618,515
Information Technology – 0.2%
Nxp BV / Nxp Funding LLC, 4.63%, 06/01/23 (Netherlands)(1)	365,000	378,917

Materials – 2.6%
ArcelorMittal, 6.13%, 06/01/25 (Luxembourg)	510,000	542,992
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (Ireland)(1)	395,000	418,700
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Australia)(1)(3)	240,000	267,600
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	316,500
FMG Resources Pty Ltd., 9.75%, 03/01/22 (Australia)(1)	260,000	292,500
Ineos Group Holdings SA, 5.63%, 08/01/24 (Luxembourg)(1)	535,000	529,650
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	462,278
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 07/15/23 (New Zealand)(1)	270,000	278,775

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued) Materials (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24 (New Zealand)(1)	$25,000	$26,469
Teck Resources Ltd., 8.00%, 06/01/21 (Canada)(1)	70,000	74,900
Teck Resources Ltd., 8.50%, 06/01/24 (Canada)(1)	190,000	207,100
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	325,000	337,188
Vedanta Resources PLC, 8.25%, 06/07/21 (India)(1)	800,000	744,000
Total Materials		4,498,652
Telecommunication Services – 1.3%
Altice Financing SA, 6.63%, 02/15/23 (Luxembourg)(1)	755,000	759,251
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	800,000	843,000
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (Luxembourg)	520,000	391,300
Virgin Media Finance PLC, 6.00%, 10/15/24 (United Kingdom)(1)	250,000	254,062
Total Telecommunication Services		2,247,613
Utilities – 0.4%
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)(1)	550,000	634,562

Total Foreign Bonds
(Cost $32,417,531)		34,078,091
MORTGAGE BACKED SECURITIES – 15.8%
Commercial Mortgage Backed Securities – 3.8%
Bear Stearns Commercial Mortgage Securities Trust, Class AMFX, Series 2015-PW15, 5.36%, 02/11/44(1)	155,000	141,927
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	722,819	722,685
Credit Suisse Commercial Mortgage Trust, Class A1AM, Series 2007-C5, 5.87%, 09/15/40(3)	1,000,000	906,593
DBUBS Mortgage Trust, Class D, Series 2011-LC3A, 5.43%, 08/10/44(1)(3)	905,000	957,887
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(1)(3)	400,000	408,277
Hilton USA Trust, Class EFX, Series 2013-HLT, 5.22%, 11/05/30(1)(3)	1,000,000	1,007,398
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49(3)	478,000	463,173
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	1,069,059
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, Series 2015-C26, 4.41%, 10/15/48(3)	385,000	409,320
Motel 6 Trust 2015-Mtl, Class D, Series 2015-MTL6, 4.53%, 02/05/30(1)	400,000	403,376
WFRBS Commercial Mortgage Trust, Class C, Series 2011-C5, 5.66%, 11/15/44(1)(3)	135,000	151,117
Total Commercial Mortgage Backed Securities		6,640,812

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Mortgage Securities – 6.1%
Fannie Mae Pool, 3.50%, 08/01/45	$2,257,927	$2,385,189
Fannie Mae Pool, 3.00%, 12/01/45	4,120,528	4,292,411
Fannie Mae Pool, 3.50%, 01/01/46	2,596,149	2,742,476
Federal Home Loan Mortgage Corporation, 3.50%, 04/01/46	794,429	838,980
Freddie Mac Gold Pool, 3.00%, 04/01/45	239,955	250,809
Total Mortgage Securities		10,509,865
Residential Mortgage Backed Securities – 5.9%
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	552,017
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.93%, 06/25/33(3)	535,000	515,304
Bear Stearns Arm Trust, Class 22A1, Series 2004-9, 3.26%, 11/25/34(3)	415,034	401,498
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 02/25/44(1)(3)	425,000	443,565
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(3)	380,778	396,625
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	296,102	301,363
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	217,154	208,979
GMACM Mortgage Loan Trust, Class A5, Series 2003-AR1, 3.37%, 10/19/33(3)	327,569	331,021
GSR Mortgage Loan Trust, Class 2A4, Series 2006-1F, 6.00%, 02/25/36	408,603	362,368
MASTR Adjustable Rate Mortgages Trust, Class 3A1, Series 2005-1, 3.18%, 02/25/35(3)	310,704	284,728
MASTR Alternative Loan Trust, Class 7A1, Series 2004-6, 6.00%, 07/25/34	422,414	419,639
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(3)	404,864	423,844
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(3)	217,061	226,323
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(3)	397,634	417,469
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(3)	244,439	256,028
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	164,219	165,610
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,588,481	1,596,484
Sequoia Mortgage Trust, Class A6, Series 2014-4, 3.50%, 11/25/44(1)(3)	416,367	430,318
Sequoia Mortgage Trust, Class A1, Series 2015-1, 3.50%, 01/25/45(1)(3)	270,411	279,566
Towd Point Mortgage Trust, Class A2, Series 2014-1, 3.25%, 10/25/53(1)(3)	340,000	346,879
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(3)	425,000	434,048

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued) Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(3)	$625,000	$615,574
VOLT XXIX LLC, Class A1, Series 2014-NP10, 3.38%, 10/25/54(1)(5)	874,495	872,267
Total Residential Mortgage Backed Securities		10,281,517
Total Mortgage Backed Securities
(Cost $27,153,901)		27,432,194
TERM LOANS – 12.3%
Consumer Discretionary – 2.3%
Aristocrat International Pty, Ltd., 4.75%, 10/20/21(3)	539,213	542,246
Caesars Entertainment Resort Properties LLC, 7.00%, 10/11/20(3)	247,462	242,636
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22(3)	446,625	441,415
Cengage Learning, Inc., 5.25%, 06/07/23	148,000	148,037
Delta 2 Lux Sarl, 4.75%, 07/30/21(3)	460,000	456,012
Infiltrator Systems Integrated LLC, 5.25%, 05/27/22(3)	396,992	397,985
Mattress Holding Corp, 7.75%, 10/20/21(3)	545,697	543,309
Mohegan Tribal Gaming Authority, 5.50%, 06/15/18(3)	617,142	617,297
Party City Holdings, Inc., 4.25%, 08/19/22(3)	377,129	377,640
Scientific Games International, Inc., 6.00%, 10/01/21(3)	296,985	297,224
Total Consumer Discretionary		4,063,801
Consumer Staples – 1.2%
Albertson's LLC, 4.50%, 08/25/21(3)	598,382	602,203
Albertson's LLC, 4.75%, 12/21/22	223,440	225,023
Coty, Inc., 3.75%, 10/27/22(3)	106,733	107,867
Galleria Co., 3.75%, 01/26/23(3)	214,000	214,837
Hostess Brands LLC, 4.50%, 08/03/22(3)	302,713	304,321
Hostess Brands LLC, 8.50%, 08/03/23(3)	500,000	501,562
Kronos Incorporated, 9.75%, 04/30/20	36,962	37,886
Pinnacle Foods Finance LLC, 3.24%, 01/13/23	76,615	76,982
Total Consumer Staples		2,070,681
Energy – 0.2%
Chelsea Petroleum Products I LLC, 5.25%, 10/28/22(3)	323,788	323,788

Financials – 0.4%
Capital Automotive LP, 6.00%, 04/30/20(3)	650,000	655,089
iStar Inc., 5.50%, 07/01/20	26,168	26,406
Total Financials		681,495
Health Care – 2.4%
CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), 4.75%, 06/07/23	264,338	265,783
Concordia Healthcare Corp., 5.25%, 10/21/21(3)	260,690	255,857
Greatbatch, Ltd., 5.25%, 10/27/22(3)	210,940	211,546
InVentiv Health, Inc., 7.75%, 05/15/18(3)	500,000	501,250
MPH Acquisition Holdings LLC, 5.00%, 06/07/23(3)	107,000	108,248
NVA Holdings Inc, 5.50%, 08/14/21(3)	494,760	495,997
NVA Holdings, Inc., 8.00%, 08/14/22(3)	380,000	379,050

Investments	Principal	Value
TERM LOANS (continued) Health Care (continued)
Ortho-Clinical Diagnostics, Inc., 4.75%, 06/30/21(3)	$396,962	$385,631
Quorum Health Corp, 6.75%, 04/29/22(3)	254,363	257,331
Sedgwick Claims Management Services, Inc., 6.75%, 02/28/22(3)	650,000	639,438
Surgery Center Holdings, Inc., 5.25%, 11/03/20(3)	377,128	379,250
U.S. Renal Care, Inc., 5.25%, 12/30/22(3)	274,665	272,520
Total Health Care		4,151,901
Industrials – 1.0%
Brickman Group Ltd LLC (The), 7.50%, 12/17/21(3)	325,000	321,750
Builders FirstSource, Inc., 6.00%, 07/29/22	438,987	441,566
McGraw-Hill Global Education Holdings, LLC, 5.00%, 05/04/22(3)	268,000	269,809
Prime Security Services Borrow, 4.75%, 05/02/22(3)	21,000	21,221
TransDigm, Inc., 3.75%, 06/04/21(3)	321,717	321,355
Waste Industries USA, Inc., 3.50%, 02/27/20	445,489	446,672
Total Industrials		1,822,373
Information Technology – 2.5%
First Data Corporation, 4.49%, 03/24/21(3)	3,753,867	3,777,029
NXP B.V., 3.75%, 12/07/20(3)	165,825	167,173
ON Semiconductor Corp., 5.25%, 03/31/23(3)	317,000	321,227
Total Information Technology		4,265,429
Materials – 1.3%
Anchor Glass Container Corp., 4.75%, 07/01/22(3)	469,393	471,622
Huntsman International LLC, 4.25%, 04/01/23(3)	197,505	198,698
Owens-Brockway Glass Container, 3.50%, 09/01/22(3)	494,987	496,844
Polyone Corp., 3.50%, 11/11/22(3)	244,021	245,851
PQ Corp, 5.75%, 11/04/22(3)	113,000	114,119
Summit Materials LLC, 4.00%, 07/18/22(3)	446,617	448,095
Univar USA, Inc., 4.25%, 07/01/22(3)	307,675	307,899
Total Materials		2,283,128
Telecommunication Services – 0.2%
Virgin Media Investment Holdings, Ltd., 3.65%, 06/30/23(3)	400,000	399,022

Utilities – 0.8%
APLP Holdings LP, 6.00%, 04/13/23(3)	525,436	529,377
NRG Energy, Inc., 3.50%, 06/30/23(3)	376,677	375,924
Texas Competitive Electric Holdings Company LLC (TXU), 07/27/23	324,490	325,504
Texas Competitive Electric Holdings Company LLC (TXU), 07/27/23	73,469	73,699
Total Utilities		1,304,504
Total Term Loans
(Cost $21,175,419)		21,366,122
ASSET BACKED SECURITIES – 4.2%
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20(1)	505,000	503,836

See Notes to the Schedules of Investments

Schedule of Investments - Virtus NewFleet Multi-Sector Unconstrained Bond ETF (continued)

July 31, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust, Class D, Series 2014-BA, 3.44%, 08/16/21(1)	$460,000	$457,854
Citi Held For Asset Issuance, Class B, Series 2015-PM3, 4.31%, 05/16/22(1)	455,000	452,814
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	951,250	957,920
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21(1)	675,000	679,024
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	450,000	448,114
Exeter Automobile Receivables Trust, Class D, Series 2015-3A, 6.55%, 10/17/22(1)	455,000	448,421
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26(1)	840,000	852,143
Sofi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36(1)	412,562	421,079
Taco Bell Funding LLC, Class A2I, Series 2016-1A, 3.83%, 05/25/46(1)	530,000	537,312
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23(1)	536,903	544,757
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	992,500	1,007,148
Total Asset Backed Securities
(Cost $7,294,025)		7,310,422
MUNICIPAL BOND – 1.1%
State of California, 7.60%, 11/01/40
(Cost $1,746,098)	1,075,000	1,794,970
MONEY MARKET FUND – 1.4%
BlackRock Liquidity Funds TempFund Institutional Shares, 0.39%(6)
(Cost $2,497,421)	2,497,421	2,497,421
Total Investments – 99.0%
(Cost $166,912,342)		172,015,395
Other Assets in Excess of Liabilities – 1.0%		1,721,408
Net Assets – 100.0%		$173,736,803

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At 7/31/2016, the aggregate value of these securities was $62,164,260, or 35.78% of net assets.
(2)	Perpetual security with no stated maturity date.
(3)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(4)	Payment in-kind security. 100% of the income was received in cash.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2016.
(6)	The rate shown reflects the seven day yield as of July 31, 2016.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

July 31, 2016 (Unaudited)

Security Description	Shares	Value
Common Stocks - 126.1%(1)
Energy - 126.1%
Boardwalk Pipeline Partners LP(2)	5,033	$84,101
Buckeye Partners LP(2)	94,298	6,795,114
Cheniere Energy Partners LP(2)	12,892	359,300
Crestwood Equity Partners LP(2)	128,212	2,839,896
DCP Midstream Partners LP	37,858	1,267,107
Enbridge Energy Partners LP	255,027	5,957,431
Energy Transfer Equity LP	343,668	5,701,452
Energy Transfer Partners LP	288,133	11,381,253
EnLink Midstream LLC	36,609	564,877
EnLink Midstream Partners LP(2)	223,598	3,821,290
Enterprise Products Partners LP(2)	158,463	4,511,442
EQT Midstream Partners LP(2)	45,503	3,631,594
Genesis Energy LP(2)	70,389	2,560,752
Magellan Midstream Partners LP(2)	44,449	3,238,554
MPLX LP(2)	187,720	6,091,514
NGL Energy Partners LP	85,398	1,606,336
NuStar Energy LP	3,371	169,056
ONEOK Partners LP	113,835	4,579,582
ONEOK, Inc.	2,622	117,439
Phillips 66 Partners LP(2)	39,331	2,104,209
Plains All American Pipeline LP(2)	145,595	4,056,277
Shell Midstream Partners LP(2)	28,043	911,678
Spectra Energy Corp.	17,986	646,956
Spectra Energy Partners LP	3,074	149,827
Sunoco Logistics Partners LP(2)	257,004	7,422,276
Targa Resources Corp.	4,038	150,456
TC PipeLines LP	17,123	953,580
Tesoro Logistics LP(2)	84,676	4,129,649
Western Gas Equity Partners LP(2)	22,725	849,006
Western Gas Partners LP	55,764	2,841,176
Williams Cos., Inc. (The)	230,489	5,524,821
Williams Partners LP(2)	260,710	9,734,911
Total Common Stocks
(Cost $96,911,572)		104,752,912

	Number of Contracts
Purchased Call Options-0.1%
SPDR S&P500 ETF Trust,
Expires 08/19/16,
Strike Price $215.00	50	18,450
SPDR S&P500 ETF Trust,
Expires 10/21/16,
Strike Price $217.00	100	48,400
Total Purchased Call Options
(Cost $59,841)		66,850
Exchange Traded Funds - 0.1%(1)
Commodity Fund - 0.1%
United States Oil Fund LP*(2)	6,562	64,045
(Cost $72,182)
TOTAL INVESTMENTS BEFORE SECURITIES SOLD, NOT YET PURCHASED- 126.3%
(Cost $97,043,595)		104,883,807

Security Description	Shares	Value
Exchange Traded Funds - (5.9)%(1)
Commodity Fund - (5.9)%
United States Natural Gas Fund LP
(Cost $(4,320,986))	(573,300)	$(4,901,715)
TOTAL INVESTMENTS - 120.4%
(Cost $92,722,609)		99,982,092
Liabilities in Excess of Other Assets - (20.4)%		(16,923,971)
Net Assets - 100.0%		$83,058,121

	Number of Contracts	Value
Written Options - (1.1)%
Calls
Buckeye Partners LP,
Expires 08/19/16,
Strike Price $75.00	(401)	$(12,030)
Buckeye Partners LP,
Expires 08/19/16,
Strike Price $80.00	(100)	(1,250)
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $75.00	(250)	(45,625)
Buckeye Partners LP,
Expires 11/18/16,
Strike Price $80.00	(444)	(21,090)
Cheniere Energy Partners LP,
Expires 09/16/16,
Strike Price $30.00	(50)	(1,750)
Crestwood Equity Partners LP,
Expires 08/19/16,
Strike Price $22.50	(150)	(10,500)
Crestwood Equity Partners LP,
Expires 09/16/16,
Strike Price $22.50	(50)	(5,875)
Crestwood Equity Partners LP,
Expires 10/21/16,
Strike Price $25.00	(200)	(16,000)
Enterprise Products Partners LP,
Expires 08/05/16,
Strike Price $29.00	(350)	(3,500)
Enterprise Products Partners LP,
Expires 08/12/16,
Strike Price $29.00	(300)	(7,500)
Enterprise Products Partners LP,
Expires 08/19/16,
Strike Price $29.00	(150)	(5,250)
Enterprise Products Partners LP,
Expires 09/16/16,
Strike Price $27.00	(189)	(34,965)
Enterprise Products Partners LP,
Expires 09/16/16,
Strike Price $29.00	(50)	(3,000)
Enterprise Products Partners LP,
Expires 09/16/16,
Strike Price $30.00	(200)	(5,000)
Enterprise Products Partners LP,
Expires 12/16/16,
Strike Price $30.00	(50)	(3,375)
EQT Midstream Partners LP,
Expires 10/21/16,
Strike Price $85.00	(62)	(7,440)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2016 (Unaudited)

	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Genesis Energy LP,
Expires 08/19/16,
Strike Price $37.50	(50)	$(3,125)
Genesis Energy LP,
Expires 08/19/16,
Strike Price $40.00	(50)	(1,125)
Genesis Energy LP,
Expires 09/16/16,
Strike Price $35.00	(50)	(12,500)
Genesis Energy LP,
Expires 09/16/16,
Strike Price $37.50	(200)	(23,000)
Genesis Energy LP,
Expires 09/16/16,
Strike Price $40.00	(50)	(2,375)
Genesis Energy LP,
Expires 09/16/16,
Strike Price $42.50	(200)	(6,500)
Genesis Energy LP,
Expires 12/16/16,
Strike Price $40.00	(100)	(12,750)
Genesis Energy LP,
Expires 12/16/16,
Strike Price $42.50	(50)	(3,250)
Magellan Midstream Partners LP,
Expires 08/19/16,
Strike Price $75.00	(100)	(5,750)
Magellan Midstream Partners LP,
Expires 08/19/16,
Strike Price $77.50	(50)	(625)
Magellan Midstream Partners LP,
Expires 10/21/16,
Strike Price $77.50	(300)	(29,250)
Magellan Midstream Partners LP,
Expires 10/21/16,
Strike Price $80.00	(150)	(6,750)
MPLX LP,
Expires 09/16/16,
Strike Price $35.00	(150)	(8,625)
Phillips 66 Partners LP,
Expires 09/16/16,
Strike Price $55.00	(50)	(7,625)
Phillips 66 Partners LP,
Expires 09/16/16,
Strike Price $60.00	(100)	(3,250)
Phillips 66 Partners LP,
Expires 09/16/16,
Strike Price $65.00	(50)	(1,375)
Phillips 66 Partners LP,
Expires 12/16/16,
Strike Price $60.00	(200)	(24,000)
Shell Midstream Partners LP,
Expires 08/19/16,
Strike Price $35.00	(50)	(1,500)
Shell Midstream Partners LP,
Expires 09/16/16,
Strike Price $35.00	(200)	(11,500)
Shell Midstream Partners LP,
Expires 10/21/16,
Strike Price $40.00	(50)	(1,500)

	Number of Contracts	Value
Written Options (continued)
Calls (continued)
Shell Midstream Partners LP,
Expires 01/20/17,
Strike Price $40.00	(150)	$(10,875)
SPDR S&P500 ETF Trust,
Expires 08/19/16,
Strike Price $217.00	(50)	(11,350)
SPDR S&P500 ETF Trust,
Expires 10/21/16,
Strike Price $215.00	(50)	(30,875)
SPDR S&P500 ETF Trust,
Expires 10/21/16,
Strike Price $216.00	(150)	(82,350)
Sunoco Logistics Partners LP,
Expires 08/19/16,
Strike Price $30.00	(50)	(1,750)
Sunoco Logistics Partners LP,
Expires 09/16/16,
Strike Price $30.00	(50)	(3,250)
Tesoro Logistics LP,
Expires 09/16/16,
Strike Price $50.00	(100)	(14,250)
Tesoro Logistics LP,
Expires 09/16/16,
Strike Price $55.00	(100)	(5,750)
Tesoro Logistics LP,
Expires 12/16/16,
Strike Price $55.00	(69)	(6,555)
United States Natural Gas Fund LP,
Expires 08/05/16,
Strike Price $8.50	(150)	(2,850)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $8.00	(550)	(51,975)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $9.00	(1,000)	(48,000)
United States Oil Fund LP,
Expires 08/05/16,
Strike Price $10.00	(650)	(7,475)
United States Oil Fund LP,
Expires 08/05/16,
Strike Price $10.50	(250)	(750)
United States Oil Fund LP,
Expires 08/05/16,
Strike Price $11.00	(500)	(750)
United States Oil Fund LP,
Expires 08/05/16,
Strike Price $11.50	(650)	(975)
United States Oil Fund LP,
Expires 08/05/16,
Strike Price $12.00	(250)	(375)
United States Oil Fund LP,
Expires 08/12/16,
Strike Price $10.00	(250)	(4,875)
United States Oil Fund LP,
Expires 08/12/16,
Strike Price $10.50	(250)	(1,750)
United States Oil Fund LP,
Expires 08/12/16,
Strike Price $11.00	(250)	(625)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2016 (Unaudited)

	Number of Contracts	Value
Written Options (continued)
Calls (continued)
United States Oil Fund LP,
Expires 08/12/16,
Strike Price $11.50	(500)	$(750)
United States Oil Fund LP,
Expires 08/12/16,
Strike Price $12.00	(250)	(625)
United States Oil Fund LP,
Expires 08/19/16,
Strike Price $10.50	(250)	(2,625)
United States Oil Fund LP,
Expires 08/19/16,
Strike Price $11.50	(250)	(625)
United States Oil Fund LP,
Expires 08/19/16,
Strike Price $12.00	(250)	(375)
United States Oil Fund LP,
Expires 08/19/16,
Strike Price $13.00	(150)	(225)
United States Oil Fund LP,
Expires 08/19/16,
Strike Price $13.50	(200)	(300)
United States Oil Fund LP,
Expires 09/16/16,
Strike Price $11.00	(500)	(7,750)
United States Oil Fund LP,
Expires 09/16/16,
Strike Price $13.00	(300)	(750)
United States Oil Fund LP,
Expires 09/16/16,
Strike Price $13.50	(300)	(450)
United States Oil Fund LP,
Expires 10/21/16,
Strike Price $13.50	(450)	(2,025)
United States Oil Fund LP,
Expires 10/21/16,
Strike Price $14.00	(350)	(875)
United States Oil Fund LP,
Expires 11/18/16,
Strike Price $13.00	(400)	(4,400)
United States Oil Fund LP,
Expires 01/20/17,
Strike Price $14.00	(100)	(1,350)
Western Gas Equity Partners LP,
Expires 08/19/16,
Strike Price $40.00	(100)	(3,500)
Western Gas Equity Partners LP,
Expires 11/18/16,
Strike Price $40.00	(50)	(12,375)
Williams Partners LP,
Expires 09/16/16,
Strike Price $25.00	(50)	(58,500)
Williams Partners LP,
Expires 09/16/16,
Strike Price $35.00	(100)	(29,750)
Written Put Option
Boardwalk Pipeline Partners LP,
Expires 08/19/16,
Strike Price $18.00	(100)	(17,750)

	Number of Contracts	Value
Written Options (continued)
Written Put Option (continued)
Buckeye Partners LP,
Expires 08/19/16,
Strike Price $70.00	(150)	$(19,125)
EnLink Midstream Partners LP,
Expires 08/19/16,
Strike Price $14.00	(358)	(7,160)
Enterprise Products Partners LP,
Expires 08/12/16,
Strike Price $28.00	(150)	(4,875)
Enterprise Products Partners LP,
Expires 08/19/16,
Strike Price $28.00	(100)	(4,000)
Magellan Midstream Partners LP,
Expires 08/19/16,
Strike Price $75.00	(150)	(41,625)
MPLX LP,
Expires 09/16/16,
Strike Price $30.00	(150)	(9,750)
Plains All American Pipeline LP,
Expires 08/19/16,
Strike Price $22.50	(50)	(500)
Plains All American Pipeline LP,
Expires 08/19/16,
Strike Price $25.00	(50)	(1,375)
Plains All American Pipeline LP,
Expires 08/19/16,
Strike Price $26.00	(150)	(6,000)
Plains All American Pipeline LP,
Expires 09/16/16,
Strike Price $27.00	(50)	(5,375)
United States Natural Gas Fund LP,
Expires 08/05/16,
Strike Price $7.50	(600)	(3,300)
United States Natural Gas Fund LP,
Expires 08/05/16,
Strike Price $8.00	(700)	(1,400)
United States Natural Gas Fund LP,
Expires 08/12/16,
Strike Price $7.50	(750)	(2,250)
United States Natural Gas Fund LP,
Expires 08/12/16,
Strike Price $8.00	(550)	(4,400)
United States Natural Gas Fund LP,
Expires 08/19/16,
Strike Price $7.50	(250)	(1,125)
United States Natural Gas Fund LP,
Expires 09/02/16,
Strike Price $8.00	(150)	(2,775)
United States Natural Gas Fund LP,
Expires 09/09/16,
Strike Price $7.50	(750)	(8,250)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $7.00	(1,421)	(22,736)
United States Natural Gas Fund LP,
Expires 10/21/16,
Strike Price $8.00	(50)	(1,875)
TOTAL WRITTEN OPTIONS - (1.1)%
(Premiums Received $988,956)		$(930,826)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2016 (Unaudited)

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for short sales and open written option contracts. The aggregate market value of the collateral at July 31, 2016 was $78,832,565.
(2)	Subject to written call and/or put options.

See Notes to the Schedules of Investments

Notes to the Schedules of Investments
July 31, 2016 (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve separate investment portfolios. BioShares Biotechnology Clinical Trials Fund, BioShares Biotechnology Products Fund, Tuttle Tactical Management Multi-Strategy Income ETF, Tuttle Tactical Management U.S. Core ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, and InfraCap MLP ETF (each a “Fund”, and collectively the “Funds”) are presented herein.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•   Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•   Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2016 in valuing the Funds’ assets carried at fair value:

	BioShares Biotechnology Clinical Trials Fund	BioShares Biotechnology Products Fund	Tuttle Tactical Management Multi-Strategy Income ETF	Tuttle Tactical Management U.S. Core ETF	Virtus NewFleet Multi-Sector Unconstrained Bond ETF	InfraCap MLP ETF
Assets
Level 1
Common Stocks	$19,900,056	$21,605,377	$ –	$ –	$ –	$104,752,912
Securities Lending Collateral	5,975,281	5,306,082	–	–	–	–
Exchange Traded Funds	–	–	18,328,752	56,110,709	–	64,045
Money Market Fund	–	–	–	–	2,497,421	–
Purchased Options	–	–	–	–	–	66,850
Level 2
Corporate Bonds	–	–	–	–	77,536,175	–
Foreign Bonds	–	–	–	–	34,078,091	–
Mortgage Backed Securities	–	–	–	–	27,432,194	–
Term Loans	–	–	–	–	21,366,122	–
Asset Backed Securities	–	–	–	–	7,310,422	–
Municipal Bond	–	–	–	–	1,794,970	–

Liabilities
Level 1
Exchange Traded Funds	–	–	–	–	–	(4,901,715)
Level 2
Written Options	–	–	–	–	–	(930,826)
Total	$25,875,337	$26,911,459	$18,328,752	$56,110,709	$172,015,395	$99,051,266

For significant movements between levels within the fair value hierarchy, the Funds adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no significant transfers between levels during the period ended July 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. There were no Level 3 securities as of July 31, 2016.

3. FEDERAL INCOME TAX

At July 31, 2016, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
BioShares Biotechnology Clinical Trials Fund	$33,468,550	$621,819	$(8,215,032)	$(7,593,213)	$ -
BioShares Biotechnology Products Fund	28,452,263	2,816,825	(4,357,629)	(1,540,804)	-
Tuttle Tactical Management Multi-Strategy Income ETF	18,249,253	160,601	(81,102)	79,499	-
Tuttle Tactical Management U.S. Core ETF	56,731,227	692,958	(1,313,476)	(620,518)	-
Virtus Newfleet Multi-Sector Unconstrained Bond ETF	166,912,341	5,712,051	(608,997)	5,103,053	-
InfraCap MLP ETF	92,442,581	9,168,045	(1,628,534)	7,539,511	58,130

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a- 2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETFis Series Trust I

By: /s/ William Smalley

William Smalley

President and Principal Executive Officer

Date: September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William Smalley

William Smalley

President and Principal Executive Officer

Date: September 27, 2016

By: /s/ Brinton W. Frith

Brinton W. Frith

Treasurer and Principal Financial Officer

Date: September 27, 2016